SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Equity Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Other financial assets	$ 34,978	$ 25,233
Equity instruments
Disclosure of financial assets [line items]
Other financial assets	$ 27,521	$ 22,088